SIGNIFICANT ACCOUNTING POLICIES (Gains and Losses Recorded for Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 04, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	$ 413	$ 412
Gain (loss) recognized in Statements of Operations	1,341	(390)
Notional amount of derivative instrument	10,643
Value of loan hedged with interest rate swap			40,000
Interest rate on loan held as derivative instrument			3.13%
Interest Rate Swap [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	(677)	545
Interest Rate Swap [Member] | Financial expenses [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	635	(696)
Foreign exchange option and forward contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	1,090	(133)
Foreign exchange option and forward contracts [Member] | Operating income (expenses) [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(349)	874
Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain recorded in accumulated other comprehensive income		745
Notional amount of derivative instrument	15,182
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Foreign exchange forward contracts [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	1,235	(1,633)
Lease embedded derivative [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Lease embedded derivative [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(399)	992
Foreign exchange option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument	4,827
Cash Fee [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	$ 219	$ 73